Consolidated Statements of Cash Flows - EUR (€) € in Millions		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Cash flows from (used in) operating activities [abstract]
Net income attributable to equity holders of Sanofi		€ 5,812	€ 2,246	[1]
Adjustments for losses (gains) on transfer of business		(2,881)	(202)	[1]
Non-controlling interests		25	17	[2]
Share of undistributed earnings from investments accounted for using the equity method		(15)	96	[1]
Depreciation, amortization and impairment of property, plant and equipment, right-of-use assets and intangible assets		1,779	1,242	[1]
Gains and losses on disposals of non-current assets, net of tax	[3]	(266)	(229)	[1]
Net change in deferred taxes		(539)	(749)	[1]
Net change in non-current provisions and other non-current liabilities	[4]	(212)	1,002	[1]
Cost of employee benefits (stock options and other share-based payments)		171	157	[1]
Impact of the workdown of acquired inventories remeasured at fair value		0	7	[1]
Other profit or loss items with no cash effect on cash flows generated by operating activities	[5]	106	21	[1]
Operating cash flow before changes in working capital		3,980	3,608	[1]
Adjustments to reconcile profit (loss) [abstract]
(Increase)/decrease in inventories		(635)	(917)	[1]
(Increase)/decrease in accounts receivable		(785)	81	[1]
Increase/(decrease) in accounts payable		187	78	[1]
Net change in other current assets and other current liabilities		620	(1,612)	[1]
Cash flows from (used in) operating activities, continuing operations	[6]	3,367	1,238	[1]
Cash flows from (used in) operating activities, discontinued operations	[6]	188	184	[1]
Net cash provided by/(used in) operating activities	[6]	3,555	1,422	[1]
Cash flows from (used in) investing activities [abstract]
Acquisitions of property, plant and equipment and intangible assets		(1,420)	(1,804)	[1]
Acquisitions of consolidated undertakings and investments accounted for using the equity method	[7]	(538)	(1,885)	[1]
Acquisitions of other equity investments		(423)	(208)	[1]
Proceeds from disposals of property, plant and equipment, intangible assets and other non-current assets, net of tax	[8]	434	516	[1]
Disposals of consolidated undertakings and investments accounted for using the equity method		0	42	[1]
Net change in other non-current assets		(32)	(16)	[1]
Net Cash Provided by/(used in) Continuing Investing Activities		(1,979)	(3,355)	[1]
Net Cash Provided by/(used in) Discontinuing Investing Activities		(36)	(58)	[1]
Cash flows from (used in) investing activities		8,727	(3,413)	[1]
Net Cash Inflow from Discontinued Operations	[9]	10,742	0	[1]
Cash flows from (used in) financing activities [abstract]
Issuance of Sanofi shares		29	21	[1]
Dividends paid:
Dividends paid to equity holders of Sanofi		(4,772)	(4,704)	[1]
Dividends paid to non-controlling interests		(27)	(25)	[1]
Additional long-term debt contracted		2,993	0	[1]
Repayments of long-term debt		(1,859)	(638)	[1]
Repayment of lease liabilities		(124)	(136)	[1]
Net change in short-term debt and other financial instruments	[10]	3,322	5,876	[1]
Acquisitions of treasury shares and related tax effect		(4,003)	(302)	[1]
Cash flows from (used in) financing activities, continuing operations		(4,441)	92	[1]
Cash flows from (used in) financing activities, discontinued operations		(48)	(3)	[1]
Net cash provided by/(used in) financing activities		(4,489)	89	[1]
Impact of exchange rates on cash and cash equivalents		(42)	(13)	[1]
Cash and Cash Equivalents Reclassified to Assets Held for Sale		167	0	[1]
Net change in cash and cash equivalents		7,918	(1,915)	[1]
Cash and cash equivalents, beginning of period		7,441	8,710	[1]
Cash and cash equivalents, end of period		€ 15,359	€ 6,795	[1]

[1]	Figures for the 2024 comparative period have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation.
[2]	Figures for the 2024 comparative period have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation.
[3]	Includes non-current financial assets.
[4]	This line item includes contributions paid to pension funds (see Note B.12.).
[5]	This line item mainly comprises unrealized foreign exchange gains and losses arising on the remeasurement of monetary items in non-functional currencies and on instruments used to hedge such items.
[6]	Of which:

	June 30, 2025 (6 months)	June 30, 2024 (6 months) (a)
•Income tax paid	(1,355)	(1,434)
•Interest paid	(206)	(320)
•Interest received	170	261
•Dividends received from non-consolidated entities	5	—

[7]	This line item includes payments made in respect of contingent consideration identified and recognized as a liability in business combinations. For the six months ended June 30, 2025, this line item includes the net cash outflow arising from the acquisition of Dren-0201 (see Note B.1.2.). For the six months ended June 30, 2024 it includes the net cash outflow arising from the acquisition of Inhibrx, Inc.
[8]	For the six months ended June 30, 2025 and June 30, 2024, this line item mainly comprises proceeds from disposals of (i) assets and businesses due to portfolio rationalization, and (ii) equity and debt instruments.
[9]	For the six months ended June 30, 2025, this amount includes €(667) million in respect of cash and cash equivalents held by Opella as of April 30, 2025.
[10]	For the six months ended June 30, 2025, this line item mainly comprises a commercial paper program in the United States for €3,353 million, compared with €6,060 million in the six months ended June 30, 2024. This line item also includes realized foreign exchange gains and losses on cash and cash equivalents in non-functional currencies, mainly the US dollar, and on derivatives used to manage them.